Segment information	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Segment information
2. Segment information
There are five main global business units, which are each considered separate operating segments for management and reporting purposes, as these are reported separately to the Group’s chief operating decision-maker, the Pearson Executive Management team. These five business units are Assessment & Qualifications, Virtual Learning, English Language Learning, Higher Education and Workforce Skills.
In addition, the International Courseware local publishing businesses, which were under strategic review, were previously being managed as a separate business unit, known as Strategic Review. In 2022, some of the businesses from the Strategic Review business unit were disposed of (see note 31). There are no longer any reported results for the Strategic Review business unit.
The following describes the principal activities of the five main operating segments:

—
Assessment & Qualifications – Pearson VUE, US Student Assessment, Clinical Assessment, UK GCSE and A Levels and International academic qualifications and associated courseware including the English-speaking Canadian and Australian
K-12
businesses, and PDRI;

—	Virtual Learning – Virtual Schools and Online Program Management (up to the point of disposal);

—	English Language Learning – Pearson Test of English, Institutional Courseware and English Online Solutions;

—	Workforce Skills – BTEC, GED, TalentLens, Faethm, Credly, Pearson College and Apprenticeships; and

—	Higher Education – US, Canadian and International Higher Education Courseware businesses.
The Pearson Executive Management team evaluates and allocates resources to operating segments, and evaluates the performance of each of its operating segments on the basis of adjusted operating profit, which is considered to be the segment measure.

	Sales			Adjusted operating profit

	2024	2023	2022	2024	2023	2022
Assessment & Qualifications	1,591	1,559	1,444	368	350	258
Virtual Learning	489	616	820	66	76	70
English Language Learning	420	415	321	50	47	25
Workforce Skills	226	220	204	8	(8)	(3)
Higher Education	826	855	898	108	110	91
Strategic Review	–	9	154	–	(2)	15
Total	3,552	3,674	3,841	600	573	456
A reconciliation of the operating segments’ measure of profit to profit for the year is provided below:

				2024	2023	2022
Adjusted operating profit				600	573	456
Cost of major reorganisation				2	–	(150)
Property charges				–	(11)	–
Intangible charges				(41)	(48)	(56)
UK pension discretionary increases				(13)	–	(3)

Other net gains and losses				(7)	(16)	24
Operating profit				541	498	271

Finance costs			6	(112)	(81)	(71)

Finance income			6	81	76	123

Profit before tax				510	493	323

Income tax			7	(75)	(113)	(79)

Profit for the year				435	380	244
There were no material inter-segment sales in either 2024, 2023 or 2022. Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.
Other segment disclosures are as follows:

	Amortisation, depreciation, and impairment

All figures in £ millions	2024	2023	2022
Assessment & Qualifications	196	196	202
Virtual Learning	64	76	108
English Language Learning	56	58	51
Workforce Skills	33	31	33
Higher Education	177	179	201
Strategic Review	–	3	23
Total	526	543	618
Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, certain property charges, major reorganisation programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled within this note.
Cost of major reorganisation – In 2024, there was a release of £2m relating to amounts previously accrued. In 2023, there were no costs of major reorganisation. In 2022, the reorganisation costs of
£150m mainly related to staff redundancies and impairment of right of use property assets. The 2022 charge includes the impact of updated assumptions related to the recoverability of right-of-use
assets made in 2021. The costs of these reorganisation programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance.
Property charges – In 2024, there were no property charges. In 2023, charges of £11m related to impairments of property assets arising from the impact of updates in 2023 to assumptions initially made during the 2022 and 2021 reorganisation programmes.
Intangible charges – These represent amortisation relating to intangibles acquired through business combinations. These amortisation charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2024 were £41m compared to a charge of £48m in 2023. This is due to decreased amortisation from disposals partially offset by additional amortisation from recent acquisitions. In 2022, intangible charges were £56m. In all three years, there were no impairment charges.
Other net gains and losses – These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit in order to show the performance of the Group on a more comparable basis year on year. Other net gains and losses also includes costs related to business closures and acquisitions. Other net gains and losses in 2024 relate to costs related to prior year acquisitions and disposals, which were partially offset by a gain on the partial disposal of our investment in an associate. Other net gains and losses in 2023 relate to the gain on the disposal of the POLS business and gains related to the release of accruals and a provision related to historical acquisitions, offset by losses on the disposal of Pearson College and costs related to current and prior year disposals and acquisitions. In 2022, they related to the gains on the disposal of our international courseware local publishing businesses in Europe, French-speaking Canada and Hong Kong and a gain arising on a decrease in the deferred consideration payable on prior year acquisitions, offset by a loss on disposal of our international courseware local publishing businesses in South Africa due to recycling of currency translation adjustments and costs related to disposals and acquisitions.
UK pension discretionary increases – Charges in 2024 and 2022 relate to one-off
pension increases awarded to certain cohorts of pensioners in response to the cost of living crisis. There were no such awards in 2023.
Adjusted operating profit should not be regarded as a complete picture of the Group’s financial performance. For example, adjusted operating profit includes the benefits of major reorganisation programmes but excludes the significant associated costs, and adjusted operating profit excludes costs related to acquisitions, and the amortisation of intangibles acquired in business combinations, but does not exclude the associated revenue. The Group’s definition of adjusted operating profit may not be comparable to other similarly titled measures reported by other companies.
The Group operates in the following main geographic areas:

	Sales			Non-current assets

All figures in £ millions	2024	2023	2022	2024	2023
UK	487	450	424	505	518
Other European countries	120	130	192	160	179
US	2,444	2,504	2,668	2,310	2,320
Canada	68	83	110	174	186
Asia Pacific	313	386	290	169	186
Other countries	120	121	157	13	20
Total	3,552	3,674	3,841	3,331	3,409
Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current
assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets.
Non-current
assets comprise investment property, property, plant and equipment, intangible assets and investments in joint ventures and associates.